Stock-based Compensation (Tables)	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of stock option plan activity
During the three months ended March 31, 2021, the following activity involving PSUs occurred under the Plan:

	Number of PSUs	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2021	—	$—
Granted	2,594,566	$13.21
Vested	24,784	$13.33
Forfeited	—	$—

Outstanding at March 31, 2021	2,569,782	$13.21

During the three months ended March 31, 2021, the following activity involving RSUs occurred under the Plan:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2021	—	$—
Granted	1,745,087	$13.19
Vested	—	$—
Forfeited	23,810	$13.33

Outstanding at March 31, 2021	1,721,277	$13.18